Finance Lease Receivable - Summary of Maturity Analysis of Finance Lease Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 414,410	$ 143,986
Unearned finance income	(119,906)	(40,628)
Total	294,504	103,358	$ 64,274
Present Value Of Minimum Lease Payments To Be Received	294,504	103,358
Present Value Of Unearned Finance Income	0	0
Total	294,504	103,358
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	73,614	16,420
Present Value Of Minimum Lease Payments To Be Received	60,020	15,248
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	196,314	64,739
Present Value Of Minimum Lease Payments To Be Received	149,052	49,546
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	144,482	62,827
Present Value Of Minimum Lease Payments To Be Received	$ 85,432	$ 38,564